ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	9 Months Ended
Sep. 30, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	September 30,	December 31,
	2024	2023
Trade payables	$97,862	$638,671
Accrued liabilities	13,334	37,934
	$111,196	$676,605